Additional Information to the Statements of Operations	12 Months Ended
Dec. 31, 2015
Additional Information to the Statements of Operations [Abstract]
ADDITIONAL INFORMATION TO THE STATEMENTS OF OPERATIONS
NOTE 12:-	ADDITIONAL INFORMATION TO THE STATEMENTS OF OPERATIONS

Geographic information:

Revenues reported in the financial statements derive from the Company's country of domicile (Israel) and foreign countries based on the location of the customers, are as follows:

	Year ended December 31,
	2013	2014	2015

Israel	$17,170	$23,128	$9,632
Germany	8,595	12,037	9,350
France	-	6,621	8,681
Holland	-	5,836	1,740
Korea	2,947	-	500
Austria	-	1,494	14,967
United states	-	4,212	11,395
Other	660	4,523	12,067

	$29,372	$57,851	$68,332

All of the Company's long-lived assets are located in Israel.